Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Supplemental Cash Flow Information Related to Leases [Abstract]
Cash paid for amounts included in lease liabilities	$ 172,613	$ 256,832
Right-of-use assets obtained in exchange for operating lease liabilities, net		$ 653,663